Note 9 - Income Taxes	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
9—INCOME
TAXES

On
December 22, 2017,
the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (Tax Act). The Tax Act significantly revised the future ongoing U.S. corporate income tax structure by, among other things, decreasing U.S. corporate income tax rates to
21.0%
from a maximum of
35.0%.
As Consumers has a
June 30
fiscal year-end, the lower corporate income tax rate will be phased in, resulting in a blended U.S. statutory federal rate of approximately
27.55%
for Consumers’ fiscal year ending
June 30, 2018,
and
21.0%
for subsequent fiscal years. The provision for income taxes consisted of the following for the years ended
June
30,
calculated utilizing a statutory federal income tax rate of
27.55%
in the
2018
fiscal year and
34.0%
in the
2017
fiscal year:

	2018	2017
Current income taxes	$687	$513
Deferred income tax expense	114	128
Change in corporate tax rate	348	—
Total income tax expense	$1,149	$641

The reduction of the corporate tax rate required Consumers to revalue its deferred tax assets and liabilities based on the lower federal tax rate of
21.0%.
As a result of the new legislation, during the quarter ended
December 31, 2017,
Consumers recorded a charge to income tax expense of
$348
in conjunction with writing down its net deferred tax assets. The net deferred income tax asset consisted of the following components at
June
30:

	2018	2017
Deferred tax assets:
Allowance for loan losses	$632	$919
Deferred compensation	514	771
Recognized loss on impairment of security	164	265
AMT credit carryforward	—	220
Deferred income	68	131
Other real estate owned write down	—	10
Non-accrual loan interest income	42	58
Net unrealized securities loss	435	—
Gross deferred tax asset	1,855	2,374

Deferred tax liabilities:
Depreciation	(489)	(788)
Loan fees	(238)	(320)
FHLB stock dividends	(102)	(166)
Prepaid expenses	(56)	(89)
Net unrealized securities gain	—	(229)
Gross deferred tax liabilities	(885)	(1,592)
Net deferred asset	$970	$782

The difference between the provision for income taxes and amounts computed by applying the statutory income tax rate of
27.55%
for
2018
and
34%
for
2017
to income before taxes consisted of the following for the years ended
June
30:

	2018	2017
Income taxes computed at the statutory rate on pretax income	$1,303	$1,236
Tax exempt income	(408)	(498)
Cash surrender value income	(75)	(83)
Tax credit	(27)	(25)
Change in corporate tax rate	348	—
Other	8	11
Total income tax expense	$1,149	$641

The effective tax rate was
24.3%
for the year ended
June 30, 2018
compared to
17.6%
for the year ended
June 30, 2017.
At
June 30, 2018
and
June 30, 2017,
Consumers had
no
unrecognized tax benefits recorded. Consumers does
not
expect the total amount of unrecognized tax benefits to significantly increase within the next twelve
months. There were
no
interest or penalties recorded for the years ended
June 30, 2018
and
2017
and there were
no
amounts accrued for interest and penalties at
June 30, 2018
and
2017.

Consumers and Consumers National are subject to U.S. federal income tax as an income-based tax and a capital-based franchise tax in the State of Ohio. Consumers and Consumers National are
no
longer subject to examination by taxing authorities for years before
2014.